Other operating income (expenses), net	12 Months Ended
Dec. 31, 2017
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Other operating income (expenses), net
6.	Other operating income (expenses), net

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Gain on disposal of property, plant and equipment, net	1,562	2,575	132,777	4,480
Impairment on property, plant and equipment	(1,460)	(8,198)	(956)	(32)
Gain on disposal of scrapped materials	31,870	30,476	27,940	943
Gain on disposal of items purchased on behalf of others	22,893	48,812	26,417	891
Royalty income	—	—	11,998	405
Insurance compensation income	—	7,033	486,858	16,426
Others	50,186	9,608	7,800	262

	105,051	90,306	692,834	23,375